LOANS AND ADVANCES TO FINANCIAL INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of loans and advances to financial institutions
	R$ thousands
	On December 31, 2023	On December 31, 2022
Reverse repurchase agreements (1)	186,599,349	109,054,313
Loans to financial institutions	18,504,300	13,462,268
Expected credit loss	(990)	(28,252)
Total	205,102,659	122,488,329

(1) On December 31, 2023, it included financial investments given in guarantee in the amount of R$127,843,191 thousand (December 31, 2022 - R$64,876,703 thousand).